Consolidated Balance Sheet - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Current assets
Cash and cash equivalents	$ 2,465	$ 2,829
Current investments	615	958
Trade receivables	2,443	2,144
Unbilled revenues	941	777
Prepayments and other current assets	739	827
Income tax assets	1	61
Derivative financial instruments	8	48
Total current assets	7,212	7,644
Non-current assets
Property, plant and equipment	1,810	1,931
Right of use assets	551
Goodwill	699	512
Intangible assets	251	100
Non-current investments	547	670
Deferred income tax assets	231	199
Income tax assets	711	914
Other non-current assets	248	282
Total non-current assets	5,048	4,608
Total assets	12,260	12,252
Current liabilities
Trade payables	377	239
Lease liabilities	82
Derivative financial instruments	65	2
Current income tax liabilities	197	227
Client deposits	2	4
Unearned revenues	395	406
Employee benefit obligations	242	234
Provisions	76	83
Other current liabilities	1,321	1,498
Total current liabilities	2,757	2,693
Non-current liabilities
Lease liabilities	530
Deferred income tax liabilities	128	98
Employee benefit obligations	5	6
Other non-current liabilities	139	55
Total liabilities	3,559	2,852
Equity
Share capital – ₹5/- ($0.16) par value 4,800,000,000 (4,800,000,000) authorized equity shares, issued and outstanding 4,240,753,210 (4,335,954,462) equity shares fully paid up, net of 18,239,356, (20,324,982) treasury shares each as at March 31, 2020 (March 31, 2019), respectively	332	339
Share premium	305	277
Retained earnings	11,014	11,248
Cash flow hedge reserve	(2)	3
Other reserves	594	384
Capital redemption reserve	17	10
Other components of equity	(3,614)	(2,870)
Total equity attributable to equity holders of the company	8,646	9,391
Non-controlling interests	55	9
Total equity	8,701	9,400
Total liabilities and equity	$ 12,260	$ 12,252